Income Taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred compensation	$ 71,687	$ 181,575
Accrued expenses	33,957	35,443
Net operating loss carryforwards	31,986	40,266
Receivable reserves	22,679	22,870
Depreciation	4,012	12,550
Total deferred tax assets	164,321	292,704
Valuation allowance	(4,285)	(8,768)
Deferred tax assets	160,036	283,936
Goodwill and other intangibles	(38,982)	(49,481)
Unrealized gain on investments	(11,081)	(1,459)
Prepaid expenses	(2,834)	(4,557)
Other	(1,987)	(2,986)
Total deferred tax liabilities	(54,884)	(58,483)
Net deferred tax asset	$ 105,152	$ 225,453